TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Provisions for employee benefits	$ 657	$ 378
Inventory	1,337	1,288
Capital tax losses carryforward	956	2,475
Net operating losses carryforward	2,368	4,040
R&D expenses	121	144
Other	417	331
Deferred tax assets, before valuation allowance	5,856	8,656
Valuation allowance	(3,214)	(5,202)	$ (5,484)	$ (5,484)
Deferred tax assets, net	2,642	3,454
Deferred tax liabilities:
Property, plant and equipment	(1,348)	(1,884)
Intangible assets	(300)	(341)
Other temporary differences deferred tax liabilities		0
Deferred tax liabilities	(1,648)	(2,225)
Deferred Tax Assets, Net, Total	$ 994	$ 1,229